Income Taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Taxes
NOTE 9. INCOME TAXES
The Company’s net deferred tax assets are as follows:

	December 31, 2022	December 31, 2021

Deferred tax assets:
Start-up/Organization costs	$300,424	$2,113
Net operating loss carryforwards	—	190

Total deferred tax assets	300,424	2,303
Valuation allowance	(300,424)	(2,303)

Deferred tax asset, net of allowance	$—	$—

The income tax provision consists of the following:

	December 31, 2022	December 31, 2021

Current
Federal	890,770	$—
State	—	—
Deferred
Federal	(298,121)	(2,303)
State	—	—
Valuation allowance	298,121	2,303

Income tax provision	$890,770	$—

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is

dependent
upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2022 and for the period from October 14, 2021 (inception) through December 31, 2021, the valuation allowance was approximately $300,000 and approximately $2,000, respectively.
A reconciliation of the statutory federal income tax rate (benefit) to the Company’s effective tax rate (benefit) is as follows:

	December 31, 2022	December 31, 2021

Statutory federal income tax rate	21.0%	21.0%
Statutory state rate, net of federal benefit	0.0%	0.0%
Merger costs	(91.6)%	0.0%
Change in valuation allowance	(35.6)%	(21.0)%

Income Taxes Benefit	-106.2%	0.0%

There
were no unrecognized tax benefits as of December 31, 2022 and 2021. No amounts were accrued for the payment of interest and penalties as of December 31, 2022 and 2021. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception. The Company’s management does not expect that the total amount of unrecognized tax benefits wil
l materially change over the next twelve months.